Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000202340
Account Value [Line Items]
Account Value	$ 16,426	$ 16,446	$ 16,252	$ 16,393	$ 16,202	$ 15,922	$ 15,620	$ 15,458	$ 15,306	$ 15,439	$ 15,229	$ 15,178	$ 15,158	$ 14,650	$ 14,002	$ 14,171	$ 14,324	$ 14,313	$ 14,142	$ 13,919	$ 14,114	$ 13,951	$ 13,773	$ 13,997	$ 13,440	$ 13,488	$ 13,285	$ 12,881	$ 13,431	$ 13,820	$ 12,975	$ 13,936	$ 13,907	$ 14,441	$ 14,552	$ 14,660	$ 15,056	$ 14,756	$ 14,915	$ 14,934	$ 14,931	$ 14,842	$ 14,809	$ 14,619	$ 14,561	$ 14,362	$ 14,358	$ 14,250	$ 14,209	$ 13,973	$ 13,477	$ 13,419	$ 13,540	$ 13,398	$ 12,736	$ 12,678	$ 12,142	$ 11,587	$ 12,984	$ 13,167	$ 13,179	$ 12,951	$ 12,887	$ 12,856	$ 12,792	$ 12,704	$ 12,598	$ 12,295	$ 12,445	$ 12,270	$ 12,169	$ 11,970	$ 11,453	$ 11,733	$ 11,831	$ 12,075	$ 12,011	$ 11,955	$ 11,813	$ 11,752	$ 11,766	$ 11,665	$ 11,725	$ 11,825	$ 11,729	$ 11,694	$ 11,707	$ 11,659	$ 11,537	$ 11,553	$ 11,388	$ 11,373	$ 11,279	$ 11,157	$ 11,152	$ 10,998	$ 10,860	$ 10,708	$ 10,660	$ 10,667	$ 10,577	$ 10,372	$ 10,139	$ 10,132	$ 10,068	$ 9,722	$ 9,483	$ 9,424	$ 9,489	$ 9,775	$ 9,941	$ 9,725	$ 10,045	$ 10,183	$ 10,192	$ 10,336	$ 10,306	$ 10,148	$ 10,198	$ 9,966
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	$ 16,617	$ 16,428	$ 16,517	$ 16,254	$ 15,993	$ 15,688	$ 15,541	$ 15,372	$ 15,518	$ 15,337	$ 15,292	$ 15,293	$ 14,743	$ 14,104	$ 14,272	$ 14,444	$ 14,403	$ 14,206	$ 13,972	$ 14,102	$ 13,961	$ 13,815	$ 13,994	$ 13,481	$ 13,564	$ 13,277	$ 12,941	$ 13,476	$ 13,793	$ 13,025	$ 13,966	$ 13,933	$ 14,446	$ 14,612	$ 14,764	$ 15,178	$ 14,898	$ 15,046	$ 15,074	$ 15,074	$ 14,996	$ 14,940	$ 14,743	$ 14,700	$ 14,542	$ 14,520	$ 14,467	$ 14,419	$ 14,152	$ 13,613	$ 13,546	$ 13,687	$ 13,556	$ 12,953	$ 12,831	$ 12,294	$ 11,761	$ 13,283	$ 13,473	$ 13,470	$ 13,206	$ 13,163	$ 13,127	$ 13,079	$ 13,027	$ 12,954	$ 12,665	$ 12,817	$ 12,638	$ 12,520	$ 12,315	$ 11,783	$ 12,041	$ 12,145	$ 12,343	$ 12,274	$ 12,184	$ 12,053	$ 12,005	$ 12,008	$ 11,930	$ 12,003	$ 12,106	$ 12,033	$ 11,997	$ 12,028	$ 11,977	$ 11,870	$ 11,875	$ 11,745	$ 11,729	$ 11,628	$ 11,496	$ 11,521	$ 11,356	$ 11,194	$ 10,991	$ 11,043	$ 11,001	$ 10,928	$ 10,704	$ 10,422	$ 10,327	$ 10,264	$ 9,877	$ 9,457	$ 9,403	$ 9,557	$ 9,803	$ 10,025	$ 9,757	$ 10,015	$ 10,193	$ 10,253	$ 10,407	$ 10,376	$ 10,252	$ 10,308	$ 10,066